Intangible Assets - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	$ 61,325
Ending Balance	58,520	$ 61,325
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	103,971	98,206
Acquisition		2,505
Additions		3,260
Ending Balance	103,971	103,971
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	42,646	25,057
Amortization	2,805	2,589
Impairment		15,000
Ending Balance	45,451	42,646
Brands and Trademarks
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	46,281
Ending Balance	46,108	46,281
Brands and Trademarks | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	81,900	81,900
Acquisition		0
Additions		0
Ending Balance	81,900	81,900
Brands and Trademarks | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	35,619	20,447
Amortization	173	172
Impairment		15,000
Ending Balance	35,792	35,619
Franchises Agreements
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	5,686
Ending Balance	4,436	5,686
Franchises Agreements | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	10,000	10,000
Acquisition		0
Additions		0
Ending Balance	10,000	10,000
Franchises Agreements | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	4,314	3,061
Amortization	1,250	1,253
Impairment		0
Ending Balance	5,564	4,314
Software
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	3,121
Ending Balance	2,224	3,121
Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	5,589	5,556
Acquisition		0
Additions		33
Ending Balance	5,589	5,589
Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	2,468	1,549
Amortization	897	919
Impairment		0
Ending Balance	3,365	2,468
Retail Licenses
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	6,237
Ending Balance	5,752	6,237
Retail Licenses | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	6,482	750
Acquisition		2,505
Additions		3,227
Ending Balance	6,482	6,482
Retail Licenses | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	245	0
Amortization	485	245
Impairment		0
Ending Balance	$ 730	$ 245